Document and Entity Information	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	SoundThinking, Inc.
Entity Central Index Key	0001351636
Entity Emerging Growth Company	false
Securities Act File Number	001-38107
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0949915
Entity Address, Address Line One	39300 Civic Center Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	794-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.005 per share
Trading Symbol	SSTI
Security Exchange Name	NASDAQ